SEGMENTED INFORMATION - Geographic information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 3,778	$ 3,367	$ 3,087
Property, plant and equipment	38,279	38,370
North America
Disclosure of operating segments [line items]
Property, plant and equipment	22,478	22,634
Colombia
Disclosure of operating segments [line items]
Property, plant and equipment	8,264	8,497
Brazil
Disclosure of operating segments [line items]
Property, plant and equipment	4,162	3,299
Europe
Disclosure of operating segments [line items]
Property, plant and equipment	3,375	3,940
Hydroelectric
Disclosure of operating segments [line items]
Revenues	2,307	1,969	1,778
Wind
Disclosure of operating segments [line items]
Revenues	647	646	581
Utility-scale solar
Disclosure of operating segments [line items]
Revenues	567	507	476
distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues	$ 257	$ 245	$ 252